Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2020	Aug. 11, 2020	Jul. 24, 2020	Sep. 30, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Agreed of forfeit shares		393,750
Shareholders ownership, percentage		20.00%
Share Price (in Dollars per share)					$ 10.00
Costs and expenses, related party (in Dollars)				$ 200,000
Related party debt (in Dollars)				$ 200,000	$ 200,000
interest to purchase (in Dollars)					$ 25,000,000
Business Combination price per share (in Dollars per share)				$ 10.00
Subscription of agreement to purchase of shares					1,500,000
Purchase price (in Dollars per share)					$ 10
Number of agreement purchase share					1,500,000
Number of allocation shares					1,500,000
Sponsor for office space (in Dollars)				$ 10,000
Administrative expenses (in Dollars)				50,000
Working Capital Loan [Member]
Related Party Transactions (Details) [Line Items]
interest to purchase (in Dollars)				1,500,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor founder shares transferred			30,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Private placement shares					441,500
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Share Price (in Dollars per share)					$ 10.00
Sponsor fees (in Dollars)				$ 4,400,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001
Aggregate of holding shares					3,018,750
Total number of shares outstanding		3,018,750
Shareholders ownership, percentage		20.00%
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchased shares	2,875,000
Common stock par value (in Dollars per share)	$ 0.0001
Aggregate price (in Dollars)	$ 25,000
Aggregate of holding shares		2,928,750
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares transferred			90,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001
Share Price (in Dollars per share)				$ 12.00